Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits/Federal Home Loan Bank Advances/Regulatory Capital Matters [Abstract]
Scheduled maturities of time deposits

2013	$64,989
2014	29,910
2015	23,954
2016	2,684
2017	2,728
Thereafter	566

$124,831